SELECTED QUARTERLY FINANCIAL DATA SELECTED QUARTERLY FINANCIAL DATA- Additional Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Net Sales	$ 2,906.0	$ 2,759.3	$ 2,859.4	$ 2,476.5	$ 2,659.5	$ 2,517.2	$ 2,557.2	$ 2,414.0	$ 11,001.2	$ 10,147.9	$ 9,376.5
Gross Profit	1,030.7	987.7	1,005.9	908.6	946.1	911.9	928.9	908.6	3,932.9	3,695.5
Selling, General and Administrative Expense, Total including Allowance for Doubtful Accounts	703.1	669.6	677.2	664.7	636.6	609.2	621.5	632.6	2,714.6	2,499.9
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	65.6	169.6	197.4	84.7	137.7	90.0	128.4	107.9	517.3	464.0	606.6
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	(0.1)	(0.3)	(0.3)	(0.4)	0.4	(0.2)	(0.3)	(0.7)	(1.0)	(0.8)	(0.1)
Income (Loss) from Continuing Operations Attributable to Parent	65.7	169.9	197.7	85.1	137.3	90.2	128.7	108.6	518.3	464.8	606.7
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(9.6)	(3.9)	(10.6)	(4.0)	354.8	25.0	26.1	13.2	(28.0)	419.0	67.9
Net earnings	56.1	166.0	187.1	81.1	492.1	115.2	154.8	121.8	490.3	883.8	674.6
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.42	$ 1.10	$ 1.27	$ 0.55	$ 0.85	$ 0.55	$ 0.78	$ 0.66	$ 3.34	$ 2.85	$ 3.65
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	$ (0.06)	$ (0.02)	$ (0.07)	$ (0.03)	$ 2.20	$ 0.15	$ 0.16	$ 0.08	$ (0.18)	$ 2.57	$ 0.41
Earnings Per Share, Basic	$ 0.36	$ 1.07	$ 1.21	$ 0.52	$ 3.05	$ 0.71	$ 0.94	$ 0.74	$ 3.16	$ 5.41	$ 4.06
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.41	$ 1.07	$ 1.25	$ 0.53	$ 0.83	$ 0.54	$ 0.77	$ 0.64	$ 3.26	$ 2.79	$ 3.57
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.06)	$ (0.02)	$ (0.07)	$ (0.02)	$ 2.16	$ 0.15	$ 0.15	$ 0.08	$ (0.18)	$ 2.51	$ 0.40
Earnings Per Share, Diluted	$ 0.35	$ 1.04	$ 1.18	$ 0.51	$ 2.99	$ 0.69	$ 0.92	$ 0.72	$ 3.09	$ 5.30	$ 3.97
Business Combination, Acquisition Related Costs									394	442
Business Combination, Acquisition Related Costs, Net of Tax									273	329
Business Combination, Acquisition Related Costs, Diluted Earnings Per Share Impact									$ 1.72	$ 1.97
Net Additions (Reversals)									176.1	200.0
Tax Adjustments, Settlements, and Unusual Provisions					$ 42.0	$ 7.0			$ 0.9	$ (49.0)	$ (73.4)
Tax Adjustments, Settlements, and Unusual Provisions, Per Share, Diluted					$ 0.25	$ 0.04